Property and Equipment, Net (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation and amortization expense	$ 0.4	$ 0.2	$ 0.9	$ 0.6
Impairment charges on tangible assets